NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
AUG 08 2011
Washington, DC 20549

P. William Slattery
Vice President
Listing Qualifications

CBGNAS
001-35250

By Facsimile and First Class Mail

August 8, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 22, 2011 The Nasdaq Stock Market (the "Exchange") received from Loyalty Alliance Enterprise Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depository Shares, each
representing 15 Ordinary Shares

Ordinary Shares, par value $0.0001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

*Not for trading, but only in connection with the registration of American Depositary Shares.